U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 { X }

                         Pre-Effective Amendment No. __


                         Post-Effective Amendment No. 2


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 {X}


                         Amendment No.                4



                        (Check appropriate box or boxes)
                            HUSSMAN INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                       3525 Ellicott Mills Drive, Suite B
                          Ellicott City, Maryland 21043
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 750-3900

                                 John F. Splain
                           Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):


/   / immediately  upon filing  pursuant to paragraph (b)
/   / on (date ) pursuant to paragraph  (b)
/   / 60 days after  filing  pursuant to  paragraph  (a) (1)
/   / on (date)  pursuant to  paragraph  (a) (1)
/ X / 75 days after  filing  pursuant to paragraph (a) (2)
/   / on (date) pursuant to paragraph (a) (2) of Rule 485(b)



If appropriate, check the following box:

/   / This  post-effective  amendment  designates  a  new  effective  date for a previously filed post-effective amendment.

                       HUSSMAN STRATEGIC TOTAL RETURN FUND

              For Investors Seeking Long-Term Total Return Through
                         Income and Capital Appreciation

       UNLIKE MANY FIXED-INCOME FUNDS, THE FUND SEEKS TO VARY ITS EMPHASIS STRATEGICALLY BETWEEN CAPITAL APPRECIATION AND CAPITAL PRESERVATION DEPENDING ON
                               MARKET CONDITIONS.





                               [GRAPHIC OMITTED]





         HUSSMAN INVESTMENT TRUST                 PROSPECTUS: September 10, 2002
   For information or assistance in opening an account, please call toll-free
                         1-800-HUSSMAN (1-800-487-7626)


This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

TABLE OF CONTENTS
================================================================================


Risk/Return Summary ........................................................   x
Fees and Expenses ..........................................................   x
Investment Objective, Strategies and Related Risks .........................   x
Fund Management ............................................................   x
How the Fund Values Its Shares .............................................   x
How to Buy Shares ..........................................................   x
How to Redeem Shares .......................................................   x
How to Exchange Shares .....................................................   x
Dividends, Distributions and Taxes .........................................   x
Customer Privacy Policy ....................................................   x
For More Information .......................................................   x



[Photograph  of  Dr.  Hussman  omitted]   John  P.  Hussman,   Ph.D.  is  the  President  of  Hussman  Econometrics
                                          Advisors  and the  portfolio  manager of Hussman  Strategic  Total Return
                                          Fund.  Previously,  Dr.  Hussman was a  professor  at the  University  of
                                          Michigan,  where he taught  courses in Financial  Markets,  Banking,  and
                                          International  Finance.  He  holds a Ph.D.  in  Economics  from  Stanford
                                          University.  He also holds a B.A. in  Economics,  Phi Beta Kappa,  and an
                                          M.S. in Education and Social Policy from Northwestern University.

RISK/RETURN SUMMARY
================================================================================

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

HUSSMAN STRATEGIC TOTAL RETURN FUND seeks to provide long-term total return through income and capital appreciation. Unlike many fixed-income funds, the Fund seeks to vary its emphasis strategically between capital appreciation and capital preservation depending on market conditions.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The Fund is designed for investors who want to participate in the fixed-income markets for income and capital appreciation, with added emphasis on capital preservation and inflation protection during unfavorable market climates. The Fund invests primarily in fixed-income securities, such as U.S. Treasury bonds, notes and bills, Treasury inflation-protected securities, U.S. Treasury Strips, U.S. Government agency securities (primarily mortgage-backed securities), and investment grade corporate debt rated AA or higher by Standard & Poor's Ratings Group, Moody's Investors Service, Inc., or having an equivalent rating from another independent rating organization. When market conditions favor wider diversification in the view of Hussman Econometrics Advisors, Inc., the Fund's investment manager, the Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, such as utility stocks, precious metals stocks, and foreign government debt rated A or higher. The Fund may make limited use of Treasury debt options and futures to manage the Fund's exposure to interest rate risk.

The Fund's principal investment strategies emphasize strategic management of the average maturity of portfolio holdings, the exposure to changes in the yield curve, and sector allocation to fixed-income alternatives and inflation hedges. The Fund does not intend to use credit risk as a significant source of returns.

Based on historical evidence, the investment manager believes that return/risk characteristics in the fixed-income market differ significantly under different market conditions. The two most important dimensions considered by the investment manager are "valuation" and "trend uniformity." In the fixed-income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets, such as utility stocks and foreign bonds. Favorable trend uniformity means that yields are generally declining across a wide range of measures, including long- and short-term interest rates, inflation rates, utility stock yields and foreign interest rates.

Historically, different combinations of valuation and trend uniformity have been accompanied by significantly different bond market performance in terms of return/risk. The specific profile of yield trends is also an important factor. The investment manager believes that foreign government debt and precious metals stocks are favored when "real" U.S. interest rates (nominal interest rates minus inflation) are declining relative to "real" foreign interest rates.

The investment manager generally will increase the exposure of the Fund to interest rate risk in environments where the return expected to be derived from that risk is high, and generally will reduce exposure to interest rate risk when the return expected to be derived from that risk is unfavorable. The investment manager will also purchase utility stocks, precious metals stocks and foreign government debt when market conditions are believed to favor such diversification.

Specific strategies for increasing interest rate exposure include the purchase of long-term bonds and Treasury zero coupon bonds and Treasury interest strips, which exhibit magnified price movements in response to interest rate changes. The Fund will not invest more than 30% of its net assets in Treasury zero-coupon bonds and Treasury interest strips.

Specific strategies for reducing interest rate risk include the purchase of short-term notes and bills, which exhibit limited price movements in response to interest rate changes. The Fund may also purchase put options and write call options on Treasury securities to hedge the interest rate risk of long-term bonds in its portfolio. The total notional value of such hedges is not expected to exceed the total value of securities held by the Fund having remaining maturities of 5 years or more, so the most defensive position expected by the Fund will be a "fully hedged" position in which the entire value of intermediate and long-term, fixed-income securities held by the Fund is protected.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential returns of the securities in which the Fund invests. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on the investment manager's current view of the overall climate of the fixed-income market, a significant factor affecting the Fund's performance will be the investment manager's ability through its proprietary models to correctly identify prevailing market conditions. If the Fund has taken a defensive posture by shortening the average maturity of its portfolio and interest rates decline, the return to investors will be lower than if the Fund had maintained a longer average portfolio maturity. Alternatively, if the Fund has increased the average maturity of its portfolio, an increase in interest rates will magnify the Fund's investment losses.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. The value of Fund shares may decline, and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The primary risks of investing in the Fund include the following:

Interest Rate Risk. When interest rates rise, the fixed-income securities in the Fund's portfolio are likely to decline in price. Such price declines will be greater during periods in which the Fund's portfolio emphasizes long-term debt, which has greater interest rate risk than short-term debt. Some fixed-income securities give the issuer the option to call, or redeem, those securities before their maturity dates. If an issuer calls a security during a period of declining interest rates, the Fund might not benefit from an increase in the value of the security, and might have to reinvest the proceeds in a security offering a lower yield.

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed-income security fails to make scheduled principal or interest payments, or if the credit rating of the issuer or guarantor is downgraded. The fixed-income securities held by the Fund are subject to varying degrees of credit risk. U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Government, involve the least credit risk.

Tracking Risk. Because the investment manager will actively manage the portfolio of the Fund in response to changing market conditions, the performance of the Fund may vary substantially from the performance of a passive bond index. These differences in performance may be accentuated due to investments by the Fund in utility stocks, precious metals stocks, and foreign government bonds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell in the secondary market, possibly preventing the Fund from selling securities at an advantageous time or price. The Fund's investments in foreign government debt are expected to have the greatest exposure to liquidity risk.

Derivatives Risk. The Fund may use options and futures on U.S. Treasury securities to manage interest rate risk. These instruments are described in greater detail in the Statement of Additional Information. The techniques used by the Fund to hedge interest rate risk are considered by the investment manager to be conservative strategies, but involve certain risks. For example, a hedge might not actually correlate well to the price movements of the fixed-income securities held by the Fund. When put options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying the options are unchanged. When call options are written by the Fund, it is possible that the Fund may experience a reduction in gains in the event that interest rates decline. The use of derivatives by the Fund may lead to an increase in taxes payable by shareholders.

Mortgage Risk. The Fund may purchase mortgage-related securities. Because rising interest rates reduce the tendency of mortgage borrowers to prepay or refinance their loans, rising interest rates tend to increase the effective maturity of mortgage-related securities, resulting in greater losses when interest rates rise. This is known as extension risk. Conversely, falling interest rates may encourage borrowers to pay off or refinance their mortgages sooner than expected. This can reduce the effective maturity of mortgage-related securities and lower the returns of the Fund because the Fund will have to reinvest its assets at the lower prevailing interest rates. This is known as prepayment risk.

Foreign Investment Risk. The Fund may invest up to 30% of its net assets in the securities of foreign issuers and securities traded primarily in markets outside the U.S. Securities issued by foreign governments and foreign corporations, as well as securities traded principally in markets outside the U.S., are subject to greater fluctuation in value and risks than securities of U.S. issuers traded in the U.S. markets. Although the issuers of foreign securities purchased by the Fund are domiciled primarily in major industrialized countries, political changes, changes in taxation, or currency controls could nevertheless adversely affect the values of these investments. Foreign securities are generally denominated in the currency of a foreign country, and are subject to the risk that the currency will decline in value relative to the U.S. dollar. The Fund does not intend to hedge against fluctuations in the value of foreign currencies.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

The Fund is new and therefore does not have a performance history for a full calendar year.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Contingent Deferred Sales Charge (Load)                   None
    Maximum Sales Charge (Load) Imposed on Reinvested Dividends       None
    Redemption Fee (as a percentage of the amount redeemed)           1.5%(1)(2)
    Exchange Fee                                                      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

    Management Fees                                      0.60%
    Distribution (12b-1) Fees                            None
    Other Expenses (3)                                   x.xx%
                                                         -----
    Total Annual Fund Operating Expenses                 x.xx%
    Waivers and/or Expense Reimbursements (4)           (x.xx%)
                                                         -----
    Net Expenses                                         0.90%

(1) The redemption fee is imposed only on redemptions of shares WITHIN SIX MONTHS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

(2) A wire transfer fee of $15 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3) Other Expenses are based on estimated expenses for the current fiscal year assuming average daily net assets of $10 million.

(4) The investment manager has contractually agreed to waive its advisory fees to absorb the Fund's operating expenses until at least December 31, 2005 to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 0.90% of the Fund's average daily net assets. Advisory fee waivers and expenses absorbed by the investment manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 0.90% limit.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year          3 Years
                  ------          -------
                   $92             $287

INVESTMENT OBJECTIVE, STRATEGIES AND RELATED RISKS
================================================================================

                              INVESTMENT OBJECTIVE

The Fund seeks to provide long-term total return through income and capital appreciation. Unlike many fixed-income funds, the Fund seeks to vary its emphasis strategically between capital appreciation and capital preservation depending on market conditions.

                          PORTFOLIO MANAGEMENT PROCESS

The following discussion is intended to explain the general framework used by the investment manager to assess whether market conditions are favorable or unfavorable, and to choose the securities held by the Fund. It should not be interpreted as an exhaustive account of the market analysis techniques used by Hussman Econometrics Advisors, Inc., the Fund's investment manager. The descriptions of market performance during various investment climates are based on historical data. There is no assurance that these historical return/risk profiles will continue to apply in the future.

DURATION

A central feature of any fixed-income investment is its duration. The price of a fixed-income security, such as a bond, reflects the present discounted value of future interest and principal payments. The duration of a fixed-income security is the average date at which these payments are made, weighted by their present value. For example, a 10-year bond having a zero coupon simply has duration of 10 years. In contrast, a 10-year 6% coupon bond priced at par has a duration of only 7.8 years. The coupon bond has a lower duration - and lower sensitivity to interest rate changes - because part of its payment stream is received annually as coupon payments. Importantly, duration measures not only the effective maturity of a bond, but is also a measure of its price sensitivity to interest rate changes.

When long-term interest rates are relatively high and falling, long duration securities typically exhibit strong capital gains and total returns. In contrast, when long-term interest rates are relatively low and rising, long duration securities typically exhibit significant capital losses and unfavorable total returns.

The investment manager intends to adjust the duration of the Fund's portfolio in response to changes in market conditions. Rather than exposing the Fund to passive interest rate risk at all times, the investment manager attempts to limit the risk of major capital loss by shortening portfolio duration during historically unfavorable market conditions, and to increase the Fund's potential for capital gains by lengthening portfolio duration during historically favorable market conditions.

YIELD CURVE

The yield curve depicts the profile of interest rates from short-term to long-term maturities. Shifts in the shape of the yield curve have important consequences on the total return of fixed-income securities of various maturities. For example, during the latter part of economic expansions, inflationary pressures often rise, causing an "inverted yield curve," where short-term interest rates rise above long-term rates. Depending on the strength of these shifts, short-term fixed-income securities may actually be subject to greater price fluctuation than long-term bonds. Conversely, when a portion of the yield curve slopes steeply upward, certain medium-term securities may actually deliver a greater total return than higher-yielding long-term securities, as time passes and the position of each bond "rides" along the yield curve. The investment manager intends to adjust the Fund's portfolio in response to perceived opportunities and risks presented by shifts in the yield curve.

SECTOR ALLOCATION

Depending on market conditions, the Fund may invest up to 30% of its net assets in securities outside of the U.S. fixed-income market, including foreign securities. These securities may include utility stocks, precious metals stocks, and foreign government debt. The investment manager intends to purchase these types of securities when market conditions are believed to favor such diversification.

The investment manager believes that the long-term total return on utility stocks is driven by the sum of the dividend yield and the long-term growth rate of dividends. Short-term returns are also affected by the trend of yields in competing assets such as bonds.

Foreign currencies are held by individuals both as a means of payment and as an investment vehicle. The investment manager employs proprietary methods of estimating the valuation of foreign currencies. Specifically, the investment manager believes that exchange rates are driven by international differences in the prices of goods and services, and by relative levels of real interest rates (nominal interest rates minus inflation) across countries. In general, countries with relatively high real interest rates typically have exchange rates that are higher than would be predicted by relative price levels. Moreover, changes in real interest rates have important effects on exchange rates. As the price of gold typically moves inversely to the value of the U.S. dollar, market conditions that are relevant to foreign currencies are typically relevant to gold as well.

Depending on the profile of valuations and trend uniformity, the investment manager may purchase utility stocks, precious metals stocks, and foreign government bonds both for the purpose of diversification and with the goal of enhancing the Fund's total return.

MARKET CLIMATE

The investment manager's approach focuses on "valuation" and "trend uniformity" to define market conditions. In the fixed-income market, favorable valuation means that yields on long-term bonds appear reasonable in relation to inflation, short-term interest rates, economic growth, and yields available on competing assets such as utility stocks and foreign bonds. Favorable trend uniformity means that yields are generally declining across a wide range of measures, including long- and short-term interest rates, inflation rates, utility stock yields and foreign interest rates.

Each unique combination of valuation and trend uniformity conditions produces a specific "market climate," with its own average historical characteristics of expected return and risk. The investment manager does not try to "predict" the future direction of interest rates, but rather to identify the prevailing market climate. Based on its identification of the prevailing market climate and its average historical return/risk profile, the investment manager will position the Fund's portfolio so as to accept those investment risks which have historically been compensated in the identified climate, while attempting systematically to avoid those risks which have historically not been compensated. It should be recognized that all of the market climates identified by the investment manager may experience short-term returns which are both positive and negative.

The investment manager believes that the strongest returns in the fixed-income market will emerge when both valuations and trend uniformity conditions are favorable. On a historical basis, much of the lowest risk, highest return performance of the fixed-income market has been associated with these conditions. This is typically a climate in which the Fund will establish an aggressive investment position by maintaining a longer average portfolio maturity, possibly including substantial investments in long-term debt and Treasury strips, which have a high sensitivity to interest rate fluctuations. Although historical returns for long-term bonds in this climate have been, on average, above the norm, it is possible that returns may be negative during any particular period. The emphasis on long-term bonds in this climate could lead to a greater loss than if the Fund had not increased its average portfolio maturity.

Because the level of yields is the primary source of returns in the fixed-income markets, the Fund will tend to emphasize medium- and long-term fixed-income investments when interest rates are relatively high, regardless of the status of trend uniformity. However, the exposure of the Fund to interest rate risk is generally expected to be less aggressive when trend uniformity is unfavorable than when it is favorable.

When interest rates are unfavorably low and trend uniformity exhibits favorably declining yield trends, the Fund will tend to emphasize short- and medium-term securities, while using declines in yield as opportunities to reduce its holdings of long-term bonds or otherwise to hedge its interest rate risk.

The investment manager believes that the most severe market losses generally occur when both valuations and trend uniformity are unfavorable. This is typically a climate in which the Fund will establish a defensive investment position by maintaining a shorter average portfolio maturity emphasizing short-term securities. In this climate, the Fund may also hedge its exposure to interest rate risk by using options on Treasury securities. Although historical returns in this climate have been, on average, below the norm, it is possible that returns may be significantly positive during any particular period. The emphasis on short-term securities in this climate could lead to a loss or a smaller gain than if the Fund had not shortened its average portfolio maturity.

                         INVESTMENT PRACTICES AND RISKS

The Fund invests primarily in fixed-income securities issued by the U.S. Treasury, U.S. Government agency securities (primarily mortgage-backed securities), and investment grade corporate debt rated AA or higher. Fixed-income securities are subject to interest rate risk, which may be substantial for long-term debt and are also subject to varying degrees of credit risk and liquidity risk. Mortgage-backed securities are subject to special risks that may result in increased losses when interest rates rise, and limit appreciation when interest rates fall.

The primary strategy of the Fund involves adjustment of the Fund's average portfolio maturity (duration) in response to changes in the market climate identified by the investment manager. Other strategies that the Fund may employ and their principal risks are described below.

ZERO-COUPON BONDS AND TREASURY STRIPS

The Fund may invest in zero-coupon bonds and U.S. Treasury STRIPS. These include securities that have no coupons and pay interest only at maturity, and securities that have been stripped of their interest coupons, as well as individual interest coupons from such securities that trade separately. These securities entitle the holder to a single payment at maturity, and are purchased at a discount from their maturity value. STRIPS and other zero-coupon securities typically have a significantly higher duration than coupon securities of the same maturity, and experience proportionately greater price fluctuations in response to changes in interest rates. The Fund intends to use STRIPS and similar instruments to increase portfolio duration during market climates in which long-term interest rates are high relative to inflation and short-term interest rates. These securities have significant interest rate risk, and generally experience larger price declines when interest rates rise, compared with coupon-bearing securities of the same maturity.

TREASURY DERIVATIVES

The Fund may purchase and sell futures contracts on U.S. Treasury securities, as well as put and call options on U.S. Treasury futures contracts, to manage its interest rate risk. These futures contracts enable an investor to buy or sell a U.S. Treasury security in the future at an agreed-upon price. A call option on a futures contract gives the purchaser of the option the right to purchase the underlying futures contract from the writer of the option at a specified exercise price. A put option on a futures contract gives the purchaser of the option the right to sell the underlying futures contract to the writer of the option at a specified exercise price.

The Fund may seek to enhance returns by writing call options to hedge debt securities which are owned by the Fund but which are not expected to advance significantly in price over the short term. Call options may also be written to hedge debt securities held by the Fund for the purpose of hedging interest rate risk. The Fund may purchase put options for the purpose of hedging the interest rate risk of debt securities held by the Fund. The Fund may also simultaneously write call options and purchase put options in order to restrict price fluctuations within a desired range.

The techniques used by the Fund to hedge its portfolio are considered by the investment manager to be conservative strategies, but involve certain risks. Derivatives such as futures contracts and options can be volatile and the potential loss to the Fund may exceed the Fund's initial investment. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the investment manager uses a derivative at the wrong time or judges market conditions incorrectly, the use of derivatives may significantly reduce the Fund's return. The Fund could also experience losses if the securities underlying a derivative are not closely correlated with the securities held by the Fund, or if the Fund is unable to close out a position because the market for derivatives becomes illiquid. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

UTILITY STOCKS, PRECIOUS METALS STOCKS AND FOREIGN GOVERNMENT BONDS

The Fund may invest in securities outside of the U.S. fixed income market. These investments will generally include utility stocks, precious metals stocks, and foreign government debt rated A or higher. Investments in utility stocks are subject to special risks due to government regulation, which may reduce a utility's return on invested capital, and limit its ability to finance capital spending or to pass cost increases through to consumers. Stocks of utilities may also be more sensitive to changes in interest rates than other types of equity investments. Prices of gold mining stocks and other precious metals stocks can be influenced by a variety of global economic, financial and political factors and may experience unusual price volatility over short periods of time. Foreign government bonds are subject to foreign investment risk, including substantial currency risk, as described in the section entitled "Risk/Return Summary."

PORTFOLIO TURNOVER

The Fund does not necessarily hold the fixed-income securities in which it invests to maturity. Its holding period for some securities may be relatively short. Because the Fund places added emphasis on capital appreciation during certain market climates, the Fund may buy a security and sell that security a short period of time thereafter to realize gains if the investment manager believes that an alternative investment has greater growth potential. This activity may result in a high portfolio turnover rate and generate higher transaction costs due to commissions or dealer mark-ups and other expenses, which would reduce  the  Fund's  investment  performance.  In  addition,  a  high  level  of short-term trading may increase the amount of taxable distributions to shareholders, which would reduce the after-tax return of the Fund.


FUND MANAGEMENT
================================================================================

THE INVESTMENT ADVISER

Hussman Econometrics Advisors, Inc. ("Hussman"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as the investment adviser to the Fund. Hussman is a registered investment adviser that manages more than $____ million in assets as of the date of this Prospectus. John P. Hussman, Ph.D. (Economics, Stanford University, 1992) is the Chairman, President and controlling shareholder of Hussman. Dr. Hussman also serves as the President of Hussman Investment Trust and portfolio manager of the Fund. From 1992 until 1999, he was an Adjunct Assistant Professor of Economics and International Finance at the University of Michigan. His academic research has focused on financial market efficiency and information economics. Subject to the Fund's investment objectives and strategies, Dr. Hussman makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Fund pays Hussman an investment advisory fee computed at the annual rate of 0.60% of the Fund's average daily net assets, less any fee waivers.

Hussman has agreed, until at least December 31, 2005, to waive its investment advisory fees and to absorb Fund expenses to the extent necessary to limit the Fund's aggregate annual ordinary operating expenses to .90% of its average daily net assets. Any such fee waivers by Hussman through December 31, 2005 or thereafter, or payments by Hussman of expenses which are the Fund's obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund's ordinary operating expenses to exceed the .90% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

THE ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about Hussman and other service providers to the Fund.

HOW THE FUND VALUES ITS SHARES
================================================================================

The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund values its portfolio securities at their current market values determined on the basis of market quotations, or, if market quotations are not readily available, at their fair values as determined under procedures adopted by the Fund's Board of Trustees.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

HOW TO BUY SHARES
================================================================================

The Fund is a no-load fund. This means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the Fund's NAV per share next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

MINIMUM INITIAL INVESTMENT

The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. These minimum investment requirements may be waived or reduced for certain other types of retirement accounts and direct deposit accounts.

OPENING AN ACCOUNT

An account may be opened by mail or bank wire, as follows:

     BY   MAIL. To open a new account by mail:

     o    Complete and sign the account application.
     o    Enclose a check payable to the Hussman Strategic Total Return Fund.
     o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

                      Hussman Strategic Total Return Fund
                      c/o Ultimus Fund Solutions, LLC
                      P.O. Box 46707
                      Cincinnati, Ohio 45246-0707

          When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

          BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-HUSSMAN. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

          U.S. Bank, N.A.
          ABA # 042000013
          Attention: Hussman Strategic Total Return Fund
          Credit Account # 821663168
          Account Name _________________
          For Account # _________________

          An order is considered received when U.S. Bank, N.A., the Fund's custodian (the "Custodian"), receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

          THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms or financial institutions. These organizations are authorized to accept purchase orders on behalf of the Fund. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA or gift to minors account, which must be in amounts of at least $50. Additional purchases may be made:

     o By sending a check, made payable to the Hussman Strategic Total Return Fund, to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.
     o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-800-HUSSMAN before wiring funds.
     o    Through your brokerage firm or other financial institution.
     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at 1-800-HUSSMAN. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of your order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $100 under the plan. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

PURCHASES IN KIND

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of Hussman based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which Hussman may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

HOW TO EXCHANGE SHARES
================================================================================

Shares of the Fund and shares of the Hussman Strategic Growth Fund may be exchanged for each other. Before making an exchange into the Hussman Strategic
Growth Fund, you should obtain and read the prospectus for that fund. No transaction fees are charged for exchanges; however, your exchange may be subject to a redemption fee if the shares being exchanged have been purchased within the past six months (see "How to Redeem Shares). You must meet the minimum investment requirements for the fund into which you are exchanging. The exchange of shares of one fund for shares of another fund is treated, for federal income tax purposes, as a sale on which you may realize a taxable gain or loss.

Shares of the Fund acquired by means of an exchange will be purchased at the NAV next determined after acceptance of the exchange request by the Transfer Agent. Exchanges may be made by sending a written request to the Transfer Agent, or by calling 1-800-HUSSMAN. Please provide the following information:

     o    Your name and telephone number
     o    The exact name of your account and account number
     o    Taxpayer identification number (usually your Social Security number)
     o    Dollar value or number of shares to be exchanged
     o    The name of the fund from which the exchange is to be made
     o    The name of the fund into which the exchange is being made

The registration and taxpayer identification numbers of the two accounts involved in the exchange must be identical. To prevent the abuse of the exchange privilege to the disadvantage of other shareholders, the Fund reserves the right to terminate or modify the exchange privilege upon 60 days' notice to shareholders.

The Transfer Agent requires personal identification before accepting any exchange request by telephone, and telephone exchange instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in exchanging shares by telephone. If such a case should occur, sending exchange instructions by mail should be considered.


HOW TO REDEEM SHARES
================================================================================

Shares of the Fund may be redeemed on any day on which the Fund computes its net asset value. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

     BY MAIL. You may redeem shares by mailing a written request to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES. If you request a redemption of shares having a value of $10,000 or more, or the payment of the proceeds of a redemption is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. The Transfer Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signature guarantees by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares having a value of less than $10,000 by telephone by calling the Transfer Agent at 1-800-HUSSMAN. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN.

     Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $15 by the Fund's custodian for outgoing wires.

     Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. You may also redeem shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

The Trust normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances, as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

A redemption fee of 1.5% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption or exchange of shares within six months of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

MINIMUM ACCOUNT BALANCE

Due to the cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below $1,000 ($500 for IRA accounts or gifts to minors accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

AUTOMATIC WITHDRAWAL PLAN

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-800-HUSSMAN for additional information.

REDEMPTIONS IN KIND

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

The Fund expects to distribute substantially all of its net investment income, if any, on a quarterly basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of distributions of any net realized short-term capital gains. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

Income dividends and short-term capital gains distributions are generally taxed as ordinary income. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem or exchange Fund shares, you generally realize a gain or loss. Except for tax-deferred accounts and tax-exempt investors, any gain realized on a redemption or exchange of Fund shares will be subject to federal income tax.

You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
================================================================================

WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).
o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).
o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about you or former customers to anyone, except as permitted to serve your account or required by law.

We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

This privacy  policy  explains  how we handle  nonpublic  personal  information;
however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

This privacy policy notice is for Hussman Investment Trust (the "Trust"), Hussman Econometrics Advisors, Inc., the Trust's investment adviser, and Ultimus Fund Distributors, LLC, the Trust's principal underwriter.




IF  YOU  HAVE  ANY  QUESTIONS  ABOUT  THE   CONFIDENTIALITY   OF  YOUR  CUSTOMER
INFORMATION, PLEASE CALL 1-800-HUSSMAN (1-800-487-7626) TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.

                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                          135 Merchant Street, Suite 230
                          Cincinnati, Ohio 45246

                          WWW.HUSSMAN.NET
                          1-800-HUSSMAN (1-800-487-7626)

                          INVESTMENT ADVISER
                          Hussman Econometrics Advisors, Inc.
                          3525 Ellicott Mills Drive, Suite B
                          Ellicott City, Maryland 21043

                          CUSTODIAN
                          U.S. Bank, N.A.
                          425 Walnut Street
                          Cincinnati, Ohio 45202

                          INDEPENDENT AUDITORS
                          Ernst & Young LLP
                          250 East Fifth Street, 13th Floor
                          Cincinnati, Ohio 45202

                          LEGAL COUNSEL
                          Schulte Roth & Zabel LLP
                          919 Third Avenue
                          New York, New York 10022

FOR MORE INFORMATION
================================================================================
In addition to the information contained in the Prospectus, the following documents are available free upon request:

     o ANNUAL AND SEMIANNUAL REPORTS The Fund publishes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The Fund's first annual report will be available within 60 days following its fiscal year ending June 30, 2003. The Fund's first semiannual report will be available within 60 days following the period ending December 31, 2002.

     o STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions, LLC at the address on the previous page. You may also call toll-free:

                         1-800-HUSSMAN (1-800-487-7626)

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.


                                 www.hussman.net
                                 ---------------


                               [GRAPHIC OMITTED]


                    Investment Company Act File No. 811-9911

                      HUSSMAN STRATEGIC TOTAL RETURN FUND

                           An Investment Portfolio of

                            HUSSMAN INVESTMENT TRUST

                       Statement of Additional Information

                               September 10, 2002


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Hussman Strategic Total Return Fund dated September 10, 2002, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Hussman Investment Trust at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling toll free 1-800-HUSSMAN (1-800-487-7626).


                                TABLE OF CONTENTS

FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS .........................   2

NET ASSET VALUE ...........................................................  18

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ............................  19

SPECIAL SHAREHOLDER SERVICES ..............................................  19

MANAGEMENT OF THE TRUST ...................................................  21

INVESTMENT ADVISER ........................................................  23

PORTFOLIO TRANSACTIONS ....................................................  25

OTHER SERVICE PROVIDERS ...................................................  26

GENERAL INFORMATION .......................................................  28

ADDITIONAL TAX INFORMATION ................................................  29

PERFORMANCE INFORMATION ...................................................  30

APPENDIX ..................................................................  34

                       STATEMENT OF ADDITIONAL INFORMATION

                            HUSSMAN INVESTMENT TRUST


     Hussman Investment Trust (the "Trust") is an open-end management investment company which currently offers two diversified investment portfolios, Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund. This Statement of Additional Information applies only to the Hussman Strategic Total Return Fund (the "Fund"). For information on the Hussman Strategic Growth Fund, please call 1-800-487-7626. The Trust was organized and its Agreement and Declaration of Trust was filed with the State of Ohio on June 1, 2000.

                FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS

                              INVESTMENT OBJECTIVE

     The Fund's objective is to provide long-term total return. The Fund invests primarily in fixed-income securities, with added emphasis on capital appreciation during favorable market conditions and capital preservation during unfavorable market conditions.


                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS,
                              STRATEGIES AND RISKS

     Information contained in this Statement of Additional Information expands upon information contained in the Fund's Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

U.S. GOVERNMENT SECURITIES

     U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include "zero coupon" securities that have no coupons or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities.


FUTURES CONTRACTS AND RELATED OPTIONS

     The Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund may purchase an interest rate futures contract to protect against a decline in the value of its portfolio or to gain exposure to securities which the Fund otherwise wishes to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges - long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in the Fund's portfolio may be protected against by gains realized on futures contacts sales. Similarly, it is possible to protect against an increase in the market price of securities that the Fund may wish to purchase in the future by purchasing futures contracts.

     A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. A clearing corporation associated with the exchange or board of trade on which a financial futures contact trades assumes responsibility for the completion of transactions.

     An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option.

     In contrast to the situation when a Fund purchases or sells a security, no security is delivered or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to segregate with its custodian bank an amount of cash and/or liquid assets. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is
approximately  5%  of  the  contract  amount.   Brokers  may  establish
deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

     The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     Although futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

     The Fund will pay commissions on futures contracts and related options transactions. These commissions may be higher than those that would apply to purchases and sales of securities directly.

     The Fund may not engage in transactions in futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities that it intends to purchase. The Fund will not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the Fund's net assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto will be segregated with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

     RISKS RELATED TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange that provides a secondary market for such contracts or options. The Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements the Fund would continue to be required to make daily margin payments. In this situation, if the Fund has insufficient cash to meet daily margin requirements, it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability to hedge its portfolio effectively.

     There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the Fund to incur additional brokerage commissions and may cause an increase in the Fund's portfolio turnover rate.

     To the extent market prices remain stable during the period a futures contract or option is held by the Fund or such prices move in direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the Fund for the period may be less than if it had not engaged in the hedging transaction.

     The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities that are being hedged. If the price of the futures contract moves more of less than the price of the securities being hedged, the Fund will experience a gain or loss that will not be completely offset by movements in the price of the securities. If is possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if the Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

     The market prices of futures contracts may be affected if participants in the futures market elect to close their contracts through offsetting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, an investment in a futures contract may not produce the intended benefit to the Fund even if market trends might otherwise favorably affect that transaction.

     Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

     REGULATORY MATTERS. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for the exemption of a mutual fund, or the investment adviser thereto, from registration as a commodity pool operator. In accordance with those restrictions, the Fund will use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and option thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short-term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future. For an option on a future, that value is the underlying commodity value of the future underlying the option.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

     The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Fund will segregate until the settlement date assets determined to be liquid by the investment manager in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although the Fund may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a delayed delivery basis.

     The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund either (i) segregates until the settlement date assets determined to be liquid by the investment manager in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. The Fund may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

BORROWING MONEY

     The Fund does not intend to borrow money for the purpose of purchasing securities ("leverage"), but may borrow up to one-third of its total assets to maintain necessary liquidity to make payments for redemptions of Fund shares or for temporary emergency purposes; provided that the Fund will not purchase any additional investments, except for bona fide hedging purposes, while such borrowings are outstanding. Borrowing involves the creation of a liability that requires the Fund to pay interest.

     The risks of borrowing include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. The effect of borrowing in a declining market could be a greater decrease in net asset value per share than if the Fund had not borrowed money. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of borrowing, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

CORPORATE DEBT SECURITIES

     The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

     A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are deemed to be comparable in quality to corporate debtsecurities in which the Fund may invest.

MONEY MARKET MUTUAL FUNDS

     The Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Notwithstanding the forgoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund is owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

COMMERCIAL PAPER

     Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return. The Fund may invest in commercial paper rated in the highest rating category by any Nationally Recognized Statistical Rating Organization ("NRSRO").

ILLIQUID SECURITIES

     The Fund typically will not purchase illiquid securities, but in the rare case that the Fund does so, it will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include (i) private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Fund may not be able to sell those securities at the times it desires to do so or at prices which are favorable. The investment manager will monitor the liquidity of the Fund's investments in illiquid securities.

     The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the investment manager's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded. During the coming year, the Fund does not intend to invest more than 5% of its net assets in illiquid securities.

REPURCHASE AGREEMENTS

     The Fund may purchase securities subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the investment manager deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Fund's Custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, the Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the investment manager has determined are creditworthy under guidelines established by the Trustees.

     At such time as the Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

VARIABLE AND FLOATING RATE SECURITIES

     Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, but generally do not allow the Fund to participate fully in appreciation resulting from any general decline in interest rates.

     The Fund may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality.

MORTGAGE-RELATED SECURITIES

     The Fund may invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related entities. The value of some mortgage-related securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the investment manager to forecast interest rates and other economic factors correctly.

     MORTGAGE PASS-THROUGH SECURITIES. Mortgage "pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association

("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers.

     Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

     FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

FOREIGN SECURITIES

     The Fund may invest in foreign equity securities, including preferred securities of foreign issuers, and U.S. dollar- or foreign currency-denominated obligations of foreign governments. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

     The Fund's investments in foreign currency denominated debt obligations will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

INFLATION-INDEXED BONDS

     The Fund may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of- year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

INVESTMENT RESTRICTIONS

     The Fund's investment objective may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this Statement of Additional Information and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders or more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

     The  Fund may not:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitation does not apply to U.S. Government securities and securities of other investment companies).

     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets; and (iii) by entering into repurchase agreements.

     5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

     6. Purchase securities of companies for the purpose of exercising control.

     7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

     8. Purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell futures contracts and options thereon.


     Unless stated otherwise, if a percentage limitation set forth above, or stated elsewhere in this Statement of Additional Information or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. The investment manager does not anticipate that the Fund's annual portfolio turnover rate will exceed 200%.

                                 NET ASSET VALUE

     The net asset value of the Fund is determined and the shares of the Fund are priced as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Options traded on national securities exchanges are valued at a price between the closing bid and asked prices determined to most closely reflect market value as of the time of computation of net asset value. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase, redemption or exchange order in proper form.

     The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.


                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are included in the Application contained in the Prospectus or are available by calling the Fund. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment that the redemption of shares to make withdrawal payments and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by an investor upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-HUSSMAN, or by writing to:

                       Hussman Strategic Total Return Fund
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any
additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST

     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Trust's shareholders. The initial Trustees were elected by John P. Hussman as the initial shareholder of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and executive officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:


                                                                                                                       NUMBER OF
                                                                                                                     PORTFOLIOS IN
                                                                                       PRINCIPAL OCCUPATION(S)           FUND
                                                                                              DURING                   COMPLEX
                                       LENGTH OF           POSITION(S) HELD       PAST 5 YEARS AND DIRECTORSHIPS      OVERSEEN BY
NAME, ADDRESS AND AGE                  TIME SERVED         WITH TRUST                  OF PUBLIC COMPANIES              TRUSTEE

-------------------------------------------------------------------------------------------------------------------------------
*John P. Hussman, Ph.D. (age 39)       Since July 2000         President          Chairman, President and Treasurer       2
3525 Ellicott Mills Drive                                     and Trustee         of Hussman Econometrics Advisors,
Ellicott City, Maryland 21043                                                     Inc.; Professor of Economics and
                                                                                  International Finance at the
                                                                                  University of Michigan School of
                                                                                  Business Administration from 1992
                                                                                  until 1999

*Lee R. Baker (age 72)                 Since July 2000          Trustee           Director of the Raymond F. Baker        2
3103 SW 37th Street                                                               Foundation; member of the Board
Des Moines, Iowa 50321                                                            of Governors of the Iowa State
                                                                                  University Foundation; Board
                                                                                  member of the Baker Council for
                                                                                  Excellence in Agronomy


                                       21


Independent Trustees:

David C. Anderson (age 51)             Since July 2000          Trustee           Network Administrator for               2
916 North Oak Park Avenue                                                         Hepzibah Childrens Association
Oak Park, Illinois 60302                                                          (child welfare organization)

Nelson F. Freeburg (age 50)            Since July 2000          Trustee           President and Owner of Formula          2
4745 Poplar Avenue, Suite 307                                                     Research, Inc. (financial
Memphis, Tennessee 38117                                                          newsletter publisher); owner of
                                                                                  Freeburg Properties LLC, Freeburg
                                                                                  Development LLC and Chicksaw Land
                                                                                  & Investment Company

William H. Vanover (age 55)            Since July 2000          Trustee           Investment Officer for Planning         2
838 Long Lake Road, Suite 100                                                     Alternatives, Ltd. (registered
Bloomfield Hills, Michigan 48302                                                  investment adviser)

Executive Officers:

Robert G. Dorsey (age 45)              Since July 2000      Vice President        Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC; prior to March
                                                                                  1999, President of Countrywide
                                                                                  Fund Services, Inc. (mutual fund
                                                                                 services company)

Mark J. Seger (age 40)                 Since July 2000         Treasurer          Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC; prior to March
                                                                                  1999, First Vice President of
                                                                                  Countrywide Fund Services, Inc.

John F. Splain (age 45)                Since July 2000         Secretary          Managing Director of Ultimus Fund
135 Merchant Street, Suite 230                                                    Solutions, LLC and Ultimus Fund
Cincinnati, Ohio 45246                                                            Distributors, LLC; prior to March
                                                                                  1999, First Vice President and
                                                                                  Secretary of Countrywide Fund
                                                                                  Services, Inc. and affiliates
                                                                                  companies


* John P Hussman, Ph.D. is an affiliated person of Hussman Econometrics Advisors, Inc. (the "Adviser") and is considered an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Lee R. Baker, by reason of his ownership of shares of the Hussman Strategic Growth Fund, is also considered an "interested person" of the Trust.

     BOARD COMMITTEES. The Trustees have established a Nominating Committee, which is responsible for identifying and nominating qualified individuals to serve as Trustees, and an Audit Committee, which oversees the Trust's accounting and financial reporting policies and the independent audit of its financial statements. Messrs. Anderson, Freeburg and Vanover are the members of the Nominating Committee and the Audit Committee.

     TRUSTEES' OWNERSHIP OF FUND SHARES. The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as July 1, 2002.

                             Dollar Range of         Aggregate Dollar
                           Fund Shares Owned    Range of Shares of All Funds
Name of Trustee                by Trustee          Overseen by Trustee
================================================================================

John P. Hussman, Ph.D.            None                Over $100,000
Lee R. Baker                      None                Over $100,000
David C. Anderson                 None                Over $100,000
Nelson F. Freeburg                None                $10,001--$50,000
William H. Vanover                None                $10,001--$50,000


     TRUSTEE COMPENSATION. No trustee, officer or employee of the Adviser will receive any compensation from the Fund for serving as an officer or Trustee of the Company. The following table provides compensation amounts paid during the fiscal year ended June 30, 2002 to Trustees who are not affiliated with the
Adviser:


                                                                                    Total Compensation
                          Aggregate          Pension or        Estimated Annual      Paid for Service
                    Compensation Paid for    Retirement          Benefits Upon        to the Fund and
  Trustee            Service to the Fund   Benefits Accrued       Retirement            Fund Complex

======================================================================================================

David C. Anderson            None                None                None                 $7,500

Lee R. Baker                 None                None                None                 $7,500

Nelson F. Freeburg           None                None                None                 $7,500

William H. Vanover           None                None                None                 $7,500



                               INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. (the "Adviser"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as investment adviser to the Fund under an investment advisory agreement dated as of September __, 2002 (the "Advisory Agreement"). The Adviser, founded in 1993, is a registered investment adviser that manages approximately $140 million in assets as of June 1, 2002. Subject to the Fund's investment objective and policies approved by the Trustees of the Trust, the Adviser manages the Fund's portfolio and makes all investment decisions for the Fund, and continuously reviews, supervises and administers the Fund's investment program.

     For these services, the Fund pays the Adviser a monthly fee at the annual rate of 0.60% of the average daily net assets of the Fund.

     The Adviser has contractually agreed to waive a portion of its advisory fees or to absorb the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 0.90% annually of its average daily net assets. This expense limitation agreement remains in effect until at least December 31, 2005. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2005, are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment.

     Unless sooner terminated, the Advisory Agreement shall continue in effect until July 20, 2004, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Advisory Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust, approved the Advisory Agreement at a meeting of the Board of Trustees held on June 4, 2002. In approving the Advisory Agreement, the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the Independent Trustees meeting with experienced counsel that is independent of the Adviser.

     The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser over the course of the preceding year. The Trustees also considered the scope and quality of the in-house research capabilities of the Adviser and other resources dedicated to performing services for the Fund. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered. The Trustees also considered the business reputation of the Adviser and its financial resources. In evaluating the Fund's advisory fees, the Trustees took into account the complexity of the investment management of the Fund.

     No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve the Advisory

Agreement. Rather the Trustees concluded, in light of a weighing and balancing of all factors considered, that the Advisory Agreement was in the best interest of the Fund.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

     While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

     Investment decisions for the Fund are made independently from those made for other accounts managed by the Adviser. Any other account may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account managed by the Adviser, the policy of the Adviser generally is that the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

     As Administrator, Ultimus assists in supervising all operations of the Trust (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

     --   reviews the provision of dividend disbursing services to the Trust;

     -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations;

     -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Fund as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder);and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

     As Fund Accountant, Ultimus maintains the accounting books and records for each of the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for each of the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each of the Funds.

     As Transfer Agent, Ultimus performs the following services in connection with the Funds' shareholders: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of each of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

     Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $17 per shareholder account, subject to a minimum fee of $1,500 per month.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until July 20, 2003. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, shall be renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

PRINCIPAL UNDERWRITER

     Ultimus Fund Distributors, LLC (the "Distributor"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. The Distributor is compensated by the Adviser for its services to the Trust under a written agreement for such services.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as Custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS

     The Trust has selected Ernst & Young LLP, to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its fiscal year ending June 30, 2003.

TRUST COUNSEL

     The Trust has selected Schulte Roth & Zabel LLP, 919 Third Avenue, New York, New York 10022, to serve as counsel for the Trust and counsel to the Trustees who are not "interested persons" of the Trust.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is an unincorporated business trust that was organized under Ohio law on June 1, 2000. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

     The Trust, the Adviser and the Distributor have each adopted a Code of Ethics. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, the Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distribution sufficient to avoid imposition of the excise tax.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

     From time to time performance information for the Fund showing its average annual total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result.

     Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of the Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

     The Fund may also quote average annual total return over the specified periods (i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above.

YIELD

     From time to time, the Fund may also advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           Yield = 2[(a-b/cd +1)6 - 1]
Where:

a =      dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d =      the maximum  offering  price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

PERFORMANCE COMPARISONS

     Advertisements, sales materials and shareholder reports may compare the performance of the Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow

Jones & Co., Inc., Standard & Poor's, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

     From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4)descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products
(including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc., respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                                    APPENDIX

     THE RATINGS OF MOODY'S AND STANDARD & POOR'S FOR INVESTMENT GRADE DEBT SECURITIES ARE AS FOLLOWS:

     Moody's Investors Service, Inc.
     ------------------------------

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with eth Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins or protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Standard & Poor's Ratings Group
     -------------------------------

     AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

HUSSMAN INVESTMENT TRUST
------------------------

PART C.  OTHER INFORMATION


Item 23.  EXHIBITS
--------  --------


     (a) Agreement and Declaration of Trust--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on November 1, 2001


     (b) Bylaws--Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000

     (c) Incorporated by reference to Agreement and Declaration of Trust and Bylaws


     (d) (i) Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Growth Fund--Filed herewith

          (ii) Form of Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Total Return Fund--Filed herewith


     (e) (i) Distribution Agreement with Ultimus Fund Distributors, LLC--Filed herewith


          (ii) Sub-Distribution Agreement with Ultimus Fund Distributors, LLC and Quasar Distributors, LLC--Filed herewith


     (f)  Inapplicable


     (g) Custody Agreement with U.S. Bank, N.A. (formerly Firstar Bank, N.A.)--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on November 1, 2001

     (h) (i) Expense Limitation Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Growth Fund--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on November 1, 2001

          (ii) Form of Expense Limitation Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Total Return Fund--Filed herewith


          (iii)Administration Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (iv) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC--Filed herewith

          (v) Fund Accounting Agreement with Ultimus Fund Solutions, LLC--Filed herewith


     (i)  Legal Opinion--Filed herewith


     (j)  Consent of Independent Auditors--Filed herewith

     (k)  Inapplicable

     (l)  Initial  Capital   Agreement--Incorporated   herein  by  reference  to
          Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000

     (m)  Inapplicable

     (n)  Inapplicable

     (o)  Inapplicable


     (p) (i) Code of Ethics--Incorporated herein by reference to Registrant's Post- Effective Amendment No. 1 filed on November 1, 2001

          (ii) Code   of    Ethics    of    Hussman    Econometrics    Advisors,
               Inc.--Incorporated    herein   by   reference   to   Registrant's
               Post-Effective Amendment No. 1 filed on November 1, 2001

          (iii)Code of Ethics of Ultimus Fund Distributors, LLC--Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 filed on November 1, 2001


(Other Exhibits)  Powers of  Attorney of  the Trustees--Incorporated  herein  by reference to Registrant's Pre-Effective Amendment No. 2 filed on July 12, 2000


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
-------   -------------------------------------------------------------

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  INDEMNIFICATION
-------   ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "SECTION 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person my be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

The Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. ("Hussman") provides that Hussman shall not be liable for any mistake of judgment or in any event whatsoever, except for lack of good faith; provided, however, that nothing therein shall be construed to protect Hussman against any liability to the Registrant by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement.

The   Distribution   Agreement   with  Ultimus  Fund   Distributors,   LLC  (the
"Distributor") provides that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Agreement. Registrant will advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
-------   --------------------------------------------------------


          Hussman is a registered investment adviser that manages aproximately $140 million in assets as of June 1, 2002. Hussman is also the publisher of Hussman Investment Research & Insight (formerly called the Hussman Econometrics Newsletter), a periodic newsletter which provides an overall view of market conditions from a technical, monetary and fundamental standpoint.


          The  directors  and  officers  of  Hussman  and  any  other   business
          profession, vocation or employment of a substantial nature engaged in at any time during the past two years:


          John P. Hussman - President, Treasurer and a director of Hussman; President and a Trustee of Registrant


Item 27.  PRINCIPAL UNDERWRITERS
-------   ----------------------


          (a) Ultimus Fund Distributors, LLC (the Distributor") also acts as the principal underwriter for UC Investment Trust, Williamsburg Investment Trust, The Shepherd Street Funds, Inc., Valenzuela Capital Trust, Profit Funds Investment Trust, The Arbitrage Funds and The GKM Funds, other open-end investment companies.

                                            Position with                   Position with
          (b)  Name                         Distributor                     Registrant
               ----                         -----------                     ----------

               Robert G. Dorsey             President/Managing              Vice President
                                            Director

               John F. Splain               Secretary/Managing              Secretary
                                            Director

               Mark J. Seger                Treasurer/Managing              Treasurer
                                            Director


               Theresa A. Minogue           Vice President                  Assistant Treasurer

               Wade R. Bridge               Vice President                  Assistant Secretary



          The address of all of the above-named persons is 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246.

          (c) Inapplicable

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------


          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or its investment adviser, Hussman Econometrics Advisors, Inc., 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.



Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
-------   -------------------------------------------------

          Inapplicable


Item 30.  UNDERTAKINGS
-------   ------------

          Inapplicable

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Ellicott City and State of Maryland, on the 27th day of June, 2002.


                                            HUSSMAN INVESTMENT TRUST

                                            By:  /s/ John P. Hussman
                                                ------------------------
                                            John P. Hussman
                                            President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                  Date
---------                       -----                  ----

/s/ John P. Hussman             Trustee and            June 27, 2002
------------------------        President
John P. Hussman


/s/ Mark J. Seger               Treasurer              June 27, 2002
------------------------
Mark J. Seger

         *                      Trustee
------------------------
David C. Anderson

         *                      Trustee                /s/ John F. Splain
------------------------                               ----------------------
Nelson Freeburg                                        John F. Splain
                                                       Attorney-in-fact*
         *                      Trustee                June 27, 2002
------------------------
Lee R. Baker

         *                      Trustee
------------------------
William H. Vanover

                                INDEX TO EXHIBITS
                                -----------------



     (d) (i) Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Growth Fund

          (ii) Form of Investment Advisory Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Total Return Fund

     (e)  (i) Distribution  Agreement with Ultimus Fund  Distributors,  LLC

          (ii) Sub-Distribution Agreement with Ultimus Fund Distributors, LLC and Quasar Distributors, LLC

     (h) (ii) Form of Expense Limitation Agreement with Hussman Econometrics Advisors, Inc. on behalf of Hussman Strategic Total Return Fund
          (iii)Administration  Agreement with Ultimus Fund  Solutions,  LLC
          (iv) Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC
          (v)  Fund Accounting Agreement with Ultimus Fund Solutions, LLC

     (i)  Legal Opinion

     (j)  Consent of Independent Auditors